ACQUISITIONS AND GOODWILL - Equity Interest acquired (Details) ¥ in Thousands			12 Months Ended
	Dec. 17, 2021 CNY (¥) item	Apr. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACQUISITIONS AND GOODWILL
Net revenue			¥ 9,956,501	¥ 9,325,631	¥ 7,818,681
Net income (loss)			¥ (4,285,393)	(1,266,118)	(1,191,213)
Cash consideration				1,196,758	3,451,941
Fair value of consideration					5,230,362
Effective settlement of pre-existing relationships upon consolidation					20,000
Beijing 15 and Beijing 16 Acquisition
ACQUISITIONS AND GOODWILL
Net revenue					354,281
Net income (loss)					(23,663)
Cash consideration		¥ 3,176,354
Gain from purchase price adjustment				¥ 205,000	¥ 7,007
Beijing 20, Beijing 21, Beijing 22 and Beijing 23 Acquisition
ACQUISITIONS AND GOODWILL
Percentage of equity interest acquired	90.00%
Cash consideration	¥ 1,303,714
Number of data center projects | item	4